Contingencies	12 Months Ended
Dec. 31, 2017
Contingencies [Abstract]
Contingencies

23.              Contingencies

Braskem is a defendant in lawsuits and administrative proceedings arising from the normal course of its business. These claims are of a tax, labor and social security, civil and corporate nature. Proceedings assessed as having a probable chance of loss are provisioned for, as described in Note 3.5. Proceedings assessed as having a possible chance of loss are not provisioned for, except in relevant cases involving business combinations. Any changes in the court's understanding of the position could cause future impacts on the financial statements of the Company due to such proceedings.

23.1         Claims with probable chance of loss and claims arising from business combinations with possible loss

		2017	2016
Labor claims	(a)	255,938	207,827

Tax claims	(b)
Normal operations
IR and CSL		17,313	11,462
PIS and COFINS	(ii)	155,681	204,516
ICMS	(iv)	76,342	39,604
Other tax claims		8,985	19,586
		258,321	275,168

Business Combination
IR and CSL		50,051	45,656
PIS and COFINS	(iii)	56,135	51,052
ICMS - interstate purchases	(i)	263,538	239,450
		369,724	336,158

Corporate claims	(c)	135,779	105,175

Civil claims and other		72,883	60,909

		1,092,645	985,237

(a)        Labor claims

The provision on December 31, 2017 is related to 599 labor claims, including occupational health and security cases (632 in 2016). The Company's legal advisors estimate that the term for the termination of these types of claims in Brazil exceeds five years. The estimates related to the outcome of proceedings and the possibility of future disbursement may change in view of new decisions in higher courts.

(b)       Tax claims

On December 31, 2017, the main claims are the following:

(i)              ICMS - interstate purchases

In 2009, the merged company Braskem Qpar was assessed by the Finance Department of the State of São Paulo for the payment, at the administrative level, of ICMS in view of allegedly committing the following violations:

•             Undue use of ICMS tax credits (i) in the amount of R$53,478, in the periods from February 2004 to August 2005, November 2005 to February 2006, and September 2006 to January 2008, due to the recording of credits indicated on the invoices for the sale of “acrylonitrile,” issued by Acrinor  Acrilonitrila do Nordeste S/A; (ii) in the amount of R$1,581, in the period from December 2004 to August 2005, arising from the undue recording of credits on invoices for the sale of methyl acrylate, issued by Proquigel Química S/A; and (iii) in the amount of R$3,105, in the period from August 2004 to November 2005, arising from the undue recording of credits in invoices for the sale of methyl methacrylate, issued by Proquigel Química S/A, since the products were to be exported, and therefore were exempt from payment of ICMS tax;

•             The fine for the abovementioned tax offense corresponds to 100% of the principal value recorded, as per Article 527, item II, sub-item “j” jointly with paragraphs 1 and 10 of RICMS/SP;

•             Fine of 30% on the amount of R$480,389, which corresponds to the sum of the amounts declared in the tax documents for which the shipping of goods was not confirmed by tax authorities, based on the provisions of Article 527, item IV, sub-item “b” jointly with paragraphs 1 and 10 of RICMS/SP; and

•             Fine due to lack of presentation of tax documents requested, as per Article 527, item IV, sub-item “j” jointly with paragraphs 8 and 10 of RICMS/SP.

Discussions in the administrative sphere were ended in 2016, with the Company proposing lawsuits. Due to the favorable injunctions granted to the Company, (i) in one of the claims, the São Paulo Treasury Department rectified the amount of the debt to apply interest for late payment and inflation adjustment limited to the SELIC basic interest rate, which resulted in the debit being reduced by 20%, and (ii) in the other claim, the tax liability was suspended.

On December 31, 2017, the balance of these provisions was R$263,538.

The Company's external advisors have assessed that the disputes related to the highlighted matters have a probable likelihood of loss and estimate the conclusion of administrative proceedings in 2020.

A performance bond was offered as a guarantee for these claims.

(ii)             Non-cumulative PIS and COFINS taxes

The Company is charged amounts arising from the compensation of Non-Cumulative PIS and COFINS tax credits that were not approved by the Federal Revenue Service in Offsetting Statements (“DCOMPs”), with credits in amounts that exceeded those declared in the respective Statement of Calculation of Social Contributions (“DACONs”).

In October 2017, through the federal tax amnesty program (PERT), the items related to non-acceptance of the credits were settled, due to the following reasons: (i) differences between the amounts reported in the DACONs and those in the electronic files of tax invoices; (ii) amounts not recorded in the interim balance sheets, acquisitions not taxed for contributions, recording of a credit on a portion of IPI, failure to submit tax documents; and (iii) nonpayment of amounts stated as due in tax documents. Said amounts were provisioned for.

On December 31, 2017, the balance of this provision was R$153,639.

The Company's external legal advisors, after considering the precedents on the matters at the Administrative Council of Tax Appeals (“CARF”), assessed that the disputes related to such matters have a probable likelihood of loss and estimated the conclusion of administrative procedures in 2020.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(iii)           PIS and COFINS taxes

The Company is assessed for the payment of these taxes in many claims, such as:

•             Insufficient payment of COFINS for the period from March 1999 to December 2000, from February 2001 to March 2002, from May to July 2002 and September 2002 due to alleged calculation errors, and non-compliance with the widening the tax calculation base and increasing the contribution rate envisaged in Law 9,718/98;

•             Offset of the COFINS dues relating to September and October 1999 using the credit resulting from the addition of 1% to the COFINS rate;

•             Rejection of the offset of PIS and COFINS dues relating to the period from February to April 2002 using the PIS credits under Decree-Laws 2,445 and 2,449, calculated between June 1990 and October 1995, under the argument that the time period for using said credits had expired;  and

•             Alleged non-taxation of revenue from foreign exchange variations, determined as a result of successive reductions in the capital of the associated company.

On December 31, 2017, the balance of this provision was R$56,135.

The Company's external advisors assessed that the disputes related to the highlighted matters have a probable likelihood of loss and estimated the conclusion of administrative proceedings in 2020.

Guarantees were offered for these claims in the form of bank guarantee and finished products manufactured by the subsidiary Braskem Petroquímica, which, together, cover the amount of court claims. The Company's management estimates that these cases should be terminated by 2020.

(iv)           ICMS - Decree 38,394/2000

In 2017, the Company received a tax deficiency notice from the Tax Authority of the State of Alagoas, for the administrative collection of ICMS tax that allegedly was paid below the amount due, in the period from August 2012 to April 2016, in accordance with Article 9 of Decree 38.394/2000.

On December 31, 2017, the balance of this provision was R$43,774.

The Company's external legal advisors, considering the behavior of the administrative bodies judging the case,  assessed that the disputes related to the highlighted matters have a probable likelihood of loss and estimated the conclusion of administrative proceedings in 2021.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(c)        Corporate claims

On December 31, 2017, the main claim is related to an ordinary collection claim combined with a request for damages for losses, requesting the payment of dividends and a share bonus arising from the class "A" preferred shares of the dissolved company Salgema Indústrias Químicas S.A.

Once the claim was granted, the amount effectively owed by Braskem began to be calculated. During this phase, the judge recognized that dividends and bonus related to fiscal years prior to 1987 had become time-barred and were no longer owed by Braskem.

However, the Alagoas State Court of Appeals reviewed the decision and considered that amounts prior to such period also were owed. Against the decision, Braskem filed a Special Appeal with the Superior Court of Justice (STJ), which was partially granted, so that the possibility that the statute of limitation will be recognized in a procedure of liquidation of the award will be submitted to the STJ.

During fiscal year 2017, Braskem recognized a provision of R$56,171 and there is no guarantee related to this claim.

(d)             Changes of claims with probable chance of loss

			Corporate	Civil claism
	Labor claims	Tax claims	claims	and other	Total

December 31, 2016	207,827	611,326	105,175	60,909	985,237

Additions, inflation adjustments and exchange variation, net	164,962	177,314	169,683	20,257	532,216
Write-offs through usage and payments	(115,497)	(130,596)	(170,432)	(8,283)	(424,808)

December 31, 2017	257,292	658,044	104,426	72,883	1,092,645

23.2         Claims with possible chance of loss

The balance of contingent liabilities as of December 31, 2017 and 2016 is as follows:

	Consolidated
	2017	2016

Tax claims	6,048,462	6,307,214
Labor claims	812,400	580,623
Civil claims	693,188	494,965
Social security tax claims	91,824	122,941
Other lawsuits	285,944	43,356
Total	7,931,818	7,549,099

(a)             Civil

(i)               Excess weight

Public-Interest Civil Action filed by the Federal Prosecution Office in Brasilia, with the objective of holding the company liable for damages caused to federal roads by trucks carrying excess weight. The action claims damages to the country for material damages and collective pain and suffering, in the amount of R$61 million, on December 31, 2017. The action was denied in the lower court. The case was classified as having a possible chance of loss, in light of the precedents in the Regional Federal Appellate Court of the 1st Region denying the claim by the Federal Prosecution Office.

(ii)             Caustic soda transportation

The Company is the defendant in civil lawsuits filed by the owner of a former distributor of caustic soda and by the shipping company that provided services to this former distributor, which, at December 31, 2017, totaled R$86 million. The claimants seek indemnity for damages related to the alleged non-performance of the distribution agreement by the Company.

Management's evaluation, supported by the opinion of its external legal advisors who are responsible for the cases, is that the lawsuits will possibly be dismissed within a period of 8 years.

No judicial deposit or other form of guarantee was accrued for these lawsuits.

(iii)           Resale of solvents

In January 2017, the Company became defendant in a civil lawsuit filed by former reseller of solvents, claiming alleged breach of a tacit distribution agreement. On December 31, 2017, the damages claimed in the lawsuit amounted to R$164 million.

Based on the opinion of external legal counsel accompanying the case, the Management believes that the lawsuit has a possible risk of loss within an eight-year period.

No judicial deposit or other form of security was made for these suits.

(b)             Tax

(i)              PIS and COFINS: taxation of tax losses and reductions in debits in connection with the installment payment program under MP 470/09

The Company was assessed for not recording as taxable the amounts of the credits from tax losses and social contribution tax loss carryforwards used to settle tax debits paid in installments under Provisional Presidential Decree 470/09. In the specific case of PIS and COFINS taxes, the assessment also includes the reductions applied to fines and interest arising from the adoption of the installment payment plan. Said tax credits and reductions of debits were not taxed, given the understanding of the Company that they did not represent taxable income.

On December 31, 2017, the inflation-adjusted amount of taxes recorded and tax effects of disallowances of income tax losses and social contribution tax loss carryforwards through said tax deficiency notices is R$842 million.

The Company's external legal advisors estimate that the administrative proceeding should be concluded by 2019.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(ii)             IR and CSL - Charges with goodwill amortization

The Company was served by the Federal Revenue Service for deducting amortization charges, from 2007 to 2013, relating to goodwill originated from acquisitions of shareholding interests in 2002. In that year, several business groups divested their petrochemical assets, which were consolidated to enable the consequent foundation of Braskem.

On December 31, 2017, the restated value of the taxes recorded in said tax deficiency notices amounted to R$1.2 billion.

The assessment of loss in these claims is based on the following: (i) the equity interests were acquired with effective payment, business purpose and the participation of independent parties; and (ii) the real economic nature of the transactions that resulted in the recording of interest and exchange variation expenses.

The Company's external legal advisors estimate that the administrative proceeding should be concluded by 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed.

(iii)           Non-cumulative PIS and COFINS taxes

The Company received a deficiency notice from the Brazilian Federal Revenue Service due to the use of non-cumulative PIS and COFINS tax credits in the acquisition of certain goods and services consumed in its production process. The matters whose chance of loss is deemed as possible are mainly related to the following: (i) effluent treatment services; (ii) charges on transmission of electricity; (iii) freight for storage of finished products; (iv) extemporaneous credits from acquisitions of property, plant and equipment; and (v) fixed asset. These matters have already been contested at the administrative level and comprise the period from 2006 to 2014.

On December 31, 2017, the restated value of these notices was R$1.2 billion.

The Company's external legal advisors estimate that: (i) the administrative proceedings should be concluded by 2022; and (ii) in the event of an adverse ruling for the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. These estimates are based on the probability of loss of the Company's defense thesis, based on previous administrative and court precedents.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(iv)           Income Tax (IR) and Social Contribution (CSL) - Unlimited offsetting

The Company received a tax deficiency notice claiming , in December, 2009, December, 2013 and in March, 2017 by the methodology used to offset tax losses and tax loss carryforwards that failed to observe the limit of 30% of the Taxable Profit and Social Contribution calculation base when offsetting such liabilities with Income Tax and Social Contribution liabilities in merger operations, respectively, in November, 2007, September 2008 and August 2013.

On December 31, 2017, the restated value of the taxes recorded amounted to R$348 million.

The Company's external legal advisors estimate that the administrative proceedings should be concluded by 2020 and for the year 2027 for the only one that is in judicial discussion.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level and the only one being disputed in court has had its payment suspended by a preliminary injunction.

(v)             ICMS

The Company is involved in many ICMS collection claims drawn up in the States of São Paulo, Rio de Janeiro, Rio Grande do Sul, Bahia and Alagoas.

On December 31, 2017, the adjusted amounts of these claims total R$470 million and the claims include the following matters:

•          ICMS credit on the acquisition of assets that are considered by the Revenue Services as being of use and consumption. The Revenue Service understands that the asset has to be a physically integral part of the final product to give rise to a credit. Most of the inputs questioned do not physically compose the final product. However, the Judicial branch has a precedent that says that the input must be an integral part of the product or be consumed in the production process.

•          ICMS credit arising from the acquisition of assets to be used in property, plant and equipment, which is considered by the Revenue Services as not being related to the production activity, such as laboratory equipment, material for the construction of warehouses, security equipment, etc.

•          internal transfer of finished products for an amount lower than the production cost;

•          omission of the entry or shipment of goods based on physical count of inventories;

•          lack of evidence that the Company exported goods so that the shipment of the goods is presumably taxed for the domestic market;

•          non-payment of ICMS on the sale of products subject to tax substitution and credit from acquisitions of products subject to tax substitution;

•          fines for the failure to register invoices;

•          nonpayment of ICMS tax on charges related to the use of the electricity transmission system in operations conducted in the Free Market (ACL) of the Electric Power Trading Chamber (CCEE).); and

•          the use of a calculation base of ICMS less than that provided for the legislation in internal transfers of goods inside Alagoas State territory of Dichlorethane related to the period from January 2013 to May 2016, which is not subjected to tax deferment.

The Company's legal advisors estimate that: (i) these judicial proceedings are expected to be terminated in 2023, and (ii) in the event of an unfavorable decision to the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company's defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered assets for pledge in the amount of R$60 million, supporting exclusively the amounts involved in the lawsuits.

(vi)           IOF

The Company is a party to claims for the collection of IOF tax debits in administrative proceedings and lawsuits, which claim: (i) non-payment of IOF on operations relating to Advances for Future Capital Increase (AFAC) and checking accounts conducted by the merged companies Quattor Participações S.A. and Quattor Química S.A., which were considered loans by tax authorities; and (ii) requirement to pay IOF/credit on international fund transfers between the Company and CPN Incorporated through a checking account contract and single cash management related to the period from May 2002 to April 2004.

The current value of these notices on December 31, 2017, was R$175 million. The Company's external legal advisors estimate that the claims in the judicial sphere will be concluded by 2022.

The Company offered a guarantee of R$61 million, which supports the amount involved exclusively in the claims.

(vii)          PIS and COFINS sundry

The Company is involved in collection actions related to PIS and COFINS assessments in the administrative and judicial courts, which discuss the alleged undue offsetting of credits arising from other administrative proceedings and lawsuits, including: (i) Income Tax prepayments; (ii) FINSOCIAL; (iii) tax on net income (ILL); (iv) PIS-Decrees; and (v) the COFINS tax arising from the undue payment or payment in excess.

On December 31, 2017, the adjusted amounts involved of these assessments total R$134 million.

The Company's external legal advisors estimate that: (i) these judicial proceedings are expected to be terminated in 2022; and (ii) in the event of an unfavorable decision to the Company, which is not expected, these contingencies could be settled for up to 50% of the amounts in dispute. This estimate is based on the probability of loss of the Company's defense theory taking into consideration the case law at the administrative and judicial levels.

The Company offered assets in guarantee, in the amount of R$134 million, that cover the entire amount of the claims.

(viii)        IRRF, IR and CSL - Commission expenses

In December, 2017, the Company received a tax deficiency notice from the Federal Revenue Service arising from: (i) the disallowance of commission expenses paid by Braskem S/A in 2011; (ii) the disallowance of commission expenses paid by Braskem Inc. in 2013 and 2014; (iii) lack of payment of withholding income tax (IRRF) on the payments referred to in the previous item; and (iv) the disallowance of advertising expenses incurred in 2013.

On December 31, 2017, the restated amount of taxes and tax effects from disallowances of income tax losses and social contribution tax loss carryforwards through said tax deficiency notice is R$116 million.

The assessment of success in this claim is based on the following: (i) the expenses incurred in 2011 already are subject to the statute of limitations. Furthermore, the tax credit recognized by the Tax Authority considered the sum of the disallowances disputed in other administrative proceedings that are pending a final decision, which do not belong in the claim in question; (ii) the expenses incurred by Braskem INC already were paid by the Company itself, which led only to the reduction of its tax loss backlog, without the need to pay additional taxes; (iii) the IRRF claimed by the Tax Authority aims to reach a taxpayer located abroad, which as such is not subject to Brazilian tax law; and (iv) the disallowed advertising expenses are related to the Company's business activities.

The Company's external legal advisors estimate that the administrative proceeding should be concluded in 2022.

There are no judicial deposits or any other type of guarantee for this procedure, since it is still being discussed at the administrative level.

(ix)           IRPJ and CSLL - Exchange variation on naphtha imports

In December 2017, the Company received a tax deficiency notice related to the disallowance of exchange variation expenses between the due date of commercial invoices and the effective payment of obligations related to naphtha imports. The Company disallowed expenses in calendar year 2012, since they were considered unnecessary, which caused adjustments in the tax loss and in social contribution tax loss carryforwards.

On December 31, 2017, the restated value of this deficiency notice amounted to R$104 million.

The Company's external legal advisors estimate that the administrative proceeding should be concluded in 2022.

There are no deposits or any other type of guarantee for these procedures, since they are still being discussed at the administrative level.

(x)             Isolated fine - failure to ratify DCOMPS

In December 2016, the Company was notified of isolated fines corresponding to 50% of non-cumulative COFINS tax credits - Exports, which were offset with federal taxes and not approved by the Federal Revenue Service.

The matter is assessed as having a possible chance of loss due to favorable court precedents on the matter.

On December 31, 2017, the restated value of these deficiency notices amounted to R$95 million.

The Company's external legal counsels estimate that the conclusion in the administrative level will occur in 2020.

No deposit or other form of security was accrued for most of these claims, as they are still being discussed administratively.

(c)             Corporate

The Company currently is subject to the liquidation of an award related to an lawsuit filed in 1988, which sentenced Polialden Petroquímica S.A., merged into Braskem, to pay its non-controlling preferred shareholders the distribution of the remaining profits of the company.

The purpose of the liquidation is to determine the value of the award calculated in accordance with the sentence, which will occur through an arbitration procedure, as determined by the court, and was appealed against by the judgment winner, which is pending trial. The procedure is awaiting the beginning of the expert analysis.

Based on the understanding of the Company's external legal advisors, as of December 31, 2017, the registered amount is R$13 million while the possible likelihood of loss is R$161 million.

(d)       Other lawsuits

(i)              Social Security Contributions - Withholding of 11%

The Company was assessed by the Federal Revenue Service for allegedly withholding social security at the rate of 11% on the gross amount of invoices, bills or trade notes related to services executed through assigned labor, in the period from February 1999 to June 2002, amounting to R$51 million, on December 31, 2017.

The Company's legal advisors, in view of prior decisions by the Administrative Council of Tax Appeals (CARF) and the evidence provided by the Company, assess as possible the chances of loss at the administrative level. The conclusion is supported, among other things, by the following: (i) the time-barring of a portion of the debits; (ii) the mismatch between the service provided and the tax substitution system under Article 31 of Federal Law 8,212/1991; (iii) the lack of the requirements to characterize assignment of labor, and other matters that would have to be evidenced through a tax diligence.

The Company's external legal advisors estimate that the administrative proceeding should be concluded in 2019.

There are no deposits or other forms of guarantees for the processes under discussion in the administrative proceedings and the Company offered a guarantee in the form of a performance bond in the amount of R$3.6 million supporting exclusively the amount involved in the lawsuit.

23.3         Global Settlement with authorities

(a)        Global Settlement with authorities

In the context of the allegations of undue payments in connection with Operation Car Wash in Brazil, we have engaged experts in internal investigations to conduct an independent investigation into such allegations (“Investigation”) and report their findings. The Company has cooperated and continues to cooperate with authorities in various jurisdictions, including the U.S. Department of Justice (DoJ), the U.S. Securities and Exchange Commission (SEC), the Federal Prosecution Office of Brazil (MPF) and the Office of the Attorney General in Switzerland (OAG).

In December, 2016, the Company entered into a Leniency Agreement with the Federal Prosecution Office (“MPF Agreement”) and with the authorities in the United States and Switzerland (“Global Settlement”), in the approximate amount of US$957 million (approximately R$3.1 billion at the time), which were approved as follows:

1.      In Brazil, the Agreement was approved by the 5th Coordination and Review Chamber of the MPF on December 15, 2016, and by the 13th Federal Court of Curitiba on June 6, 2017.

2.      The agreement with the U.S. Department of Justice (“DoJ”) was confirmed by a U.S. court ruling on January 26, 2017.

3.      The agreement with the Securities and Exchange Commission (“SEC”) was confirmed on February 28, 2017.

4.      The agreement with Swiss authorities did not depend on authorization to produce its effects. On December 21, 2016, the OAG concluded its investigations and issued an order to close the case based on the Company's collaboration.

The MPF agreed to allocate most of the amounts received under the MPF Agreement to reparation of the victims of the wrongdoings, including other authorities and government agencies, and to coordinate with these third parties with which Braskem can begin negotiations related to the facts described in the Global Settlement, with the goal of avoiding duplicate payment of reparations.

In this respect, as per the notice to the market dated July 10, 2018 and the material fact notice dated May 27, 2019, the Company engaged in a cooperation and negotiation process with the Ministry of Transparency, the Office of the Federal Controller General (“CGU”) and the Office of the General Counsel for the Federal Government (“AGU”), which culminated in the signing of a leniency agreement with said authorities on May 31, 2019 (“CGU/AGU Agreement”).

The CGU/AGU Agreement addresses the same facts that are the subject of the Global Settlement entered into in December 2016 and provides for an additional disbursement of approximately R$410 million (net effect of present value recorded at December 31, 2017 is R$ 375 million) due to the calculations and parameters adopted by CGU/AGU. In response to a request by the Company and the MPF, the Federal Courts ratified the allocation of funds under the MPF Agreement to the payment of the CGU/AGU Agreement, with the outstanding installments restated by the variation of the SELIC basic interest rate as of the execution of the CGU/AGU Agreement.

The additional disbursement of approximately R$410 million will be paid in two annual installments at the end of the payment schedule of the MPF Agreement, in 2024 and 2025. The CGU/AGU Agreement jointly with the Global Settlement are referred to as the “Agreements.”

Until December 31, 2017 of the aggregate amount of the Global Settlement, the Company already has paid approximately US$418 million (R$1.4 billion), as follows:

1.       US$94,894 (R$296,591) to the DoJ, paid on February 8, 2017;

2.       US$65,000 (R$206,460) to the SEC, paid on April 27, 2017;

3.       CHF30,240 (R$104,307) to the Swiss Office of the Attorney General, paid on June 27, 2017;

4.       R$736,445 to the MPF, paid on July 6, 2017.

On December 31, 2017 the amount to be paid was approximately R$2.0 billion, adjusted by present value. Subsequently to December 31, 2017 the Company has already paid the following amounts:

  R$267,985 to the MPF, related to the first of six annual installments due by 2023, paid on January 30, 2018;
  CHF16,065 (R$62,021) to the Swiss Office of the Attorney General, related to the first of four annual installments due by 2021, paid on June 28, 2018;
  R$278,034 to the MPF, related to the second of six annual installments due by 2023, paid on January 30, 2019; and
  CHF16,065 (R$58,034) to the Swiss Office of the Attorney General, related to the second of four annual installments due by 2021, paid on June 27, 2019.

The outstanding amount on the date of issuance of these financial statements, of approximately R$1.6 billion, will be paid as follows:

1.      CHF32,130 to the Swiss Office of the Attorney General, in two annual installments of CHF16,065 due on June 30 of each year as from 2020;

2.      Approximately R$1.1 billion as a result of the MPF Agreement and the CGU/AGU Agreement in four equal, annual and successive installments adjusted by the SELIC, due on January 30 of each year as from 2020. To guarantee payment of the installments coming due, Braskem gave as collateral assets from its property, plant and equipment corresponding to one annual installment;

3.      R$409,876 as a result of the CGU/AGU Agreements, adjusted by the SELIC, the first installment of R$284,665 due on January 30, 2024 and the second installment of R$125,211 due on January 30, 2025.

The Agreements do not exempt Braskem from liability before third parties with legitimate interests that seek damages in connection with the facts covered by the Agreements, including other authorities seeking to apply new monetary sanctions or fines or to launch new investigations into the Company. Therefore, it is not possible to ensure that the aggregate amount agreed upon will be sufficient to ensure full reparation to all victims.

The Company will continue to cooperate with the authorities with which it signed the Agreements and to implement improvements to its compliance practices and its efforts to combat corruption. Braskem is still subject to external monitorship for a period of three years as from 2017, during which period the monitors will verify compliance with the Global Settlement, as well as the efficacy of the controls, policies and internal procedures of the Company in mitigating the risk of any violations of anticorruption law. The monitorship period could end earlier or be extended for another year, at the discretion of the authorities, depending on the progress made by Braskem in its compliance with the Global Settlement. The monitors could recommend changes to policies and procedures that the Company must adopt, unless they are excessively burdensome or ill- advised. In such cases, the Company may propose alternatives, which may or may not be accepted by the authorities. The operation under the scrutiny of the monitor could lead to the assumption of additional liabilities by the members of the Company's management.

The costs that could be incurred from compliance with the obligations under the Agreements could materially and adversely impact the Company by requiring efforts by its Management and diverting its attention from its normal course of business.

Braskem currently is in compliance with all obligations under the Agreements.

In connection with the execution of the CGU/AGU Agreement, Braskem originally took a tax deduction in its 2019 quarterly financial statements for the full amount of the payments to be paid under the CGU/AGU Agreement, as under Brazilian tax law the execution of such agreement provides a right to take a tax deduction on the compensation amount that is due to be paid in Brazil under this type of agreement. The plea agreement entered into with the DoJ as part of the Global Settlement prohibits Braskem from seeking tax deduction in connection with the payment of any part of the aggregate amount of the total criminal penalty contained in the plea agreement, which includes a credit for a portion of the payments to be made in Brazil. After further consideration, in light of the language in the plea agreement, Braskem voluntarily decided to reverse such tax deduction so that no part of the prior tax deduction would be inconsistent with the plea agreement entered into with DOJ. Under the Plea Agreement, it is the DoJ´s sole discretion to determine whether the Company has breached the Plea Agreement and to determine the consequences of such breach. Currently, based on the advice of its counsel, the Company believes that it is unlikely that it will incur in losses as a result of this matter.

 (b)      Class action

On July 1, 2015, a putative class action lawsuit was filed in the United States District Court for the Southern District of New York against the Company and certain of its then-current and former officers and directors. In the current lawsuit, entitled In Re Braskem Securities Litigation, the Lead Plaintiff, Boilermaker-Blacksmith National Pension Trust, alleges that the Defendants made misrepresentations or omissions that inflated the price of the Company's stock in violation of U.S. securities laws.

After the decision on the motion to dismiss filed by the Company, partially granting its arguments, the Company and the Lead Plaintiff signed the proposed settlement agreement ("Proposed Settlement"), which was ratified by the applicable Court, which issued a final decision ending all claims from all members of the class of Investors (as defined below).

Under the terms of the Proposed Settlement, Braskem paid US$10 million (approximately R$31,680) to resolve all claims arising out of or relating to the subject matter of the class action of a settlement class consisting of all persons who purchased or otherwise acquired a legal or beneficial ownership interest in Braskem American Depositary Receipts (“ADRs”) between July 15, 2010 and March 11, 2015(“Investors”), inclusive. The amount of the agreement was deposited by Braskem in the account designated by the judge (“Escrow Account”) on October 2, 2017.

On February 21, 2018, a hearing was held in which a decision was handed down for the final approval of the agreement regarding the entire class of investors and the dismissal of the case. Said decision became final and unappealable. The individual distribution of the amount of the agreement is the responsibility of the manager of the Escrow Account, as determined by the Court and in accordance with the ratified allocation plan.

The Proposed Settlement was signed solely to avoid the risk, uncertainty, and expense of further litigation and does represent the admission of any wrongdoing or liability by Braskem.

The Company may be named as a defendant in other legal actions. The Company may be required, in accordance with any applicable legal and regulatory limits, to indemnify directors, officers and employees that are defendants in this securities class action and any other related actions that may arise in the future.